UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: February 28, 2026

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

Pzena Mid Cap Value Fund
Investor Class | PZVMX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$65	1.25%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$103,724,331
Number of Holdings	40
Net Advisory Fee	$377,583
Portfolio Turnover	16%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Humana, Inc.	5.6%
Advance Auto Parts, Inc.	5.1%
Dollar General Corp.	3.9%
Baxter International, Inc.	3.9%
Universal Health Services, Inc. - Class B	3.3%
Fresenius Medical Care AG & Co. KGaA	3.2%
Oshkosh Corp.	3.2%
Capital One Financial Corp.	3.0%
Global Payments, Inc.	3.0%
Adient PLC	3.0%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/
Pzena Mid Cap Value Fund	PAGE 1	TSR-SAR-00770X667

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Mid Cap Value Fund	PAGE 2	TSR-SAR-00770X667

Pzena Mid Cap Value Fund
Institutional Class | PZIMX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$47	0.90%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$103,724,331
Number of Holdings	40
Net Advisory Fee	$377,583
Portfolio Turnover	16%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Humana, Inc.	5.6%
Advance Auto Parts, Inc.	5.1%
Dollar General Corp.	3.9%
Baxter International, Inc.	3.9%
Universal Health Services, Inc. - Class B	3.3%
Fresenius Medical Care AG & Co. KGaA	3.2%
Oshkosh Corp.	3.2%
Capital One Financial Corp.	3.0%
Global Payments, Inc.	3.0%
Adient PLC	3.0%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/
Pzena Mid Cap Value Fund	PAGE 1	TSR-SAR-00770X659

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Mid Cap Value Fund	PAGE 2	TSR-SAR-00770X659

Pzena Emerging Markets Value Fund
Investor Class | PZVEX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$78	1.43%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,839,584,836
Number of Holdings	65
Net Advisory Fee	$12,072,883
Portfolio Turnover	12%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co., Ltd.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
China Overseas Land & Investment, Ltd.	2.7%
WH Group, Ltd.	2.7%
Alibaba Group Holding, Ltd.	2.6%
Galaxy Entertainment Group, Ltd.	2.6%
Haier Smart Home Co., Ltd. - Class H	2.6%
Tencent Holdings, Ltd.	2.4%
First American Government Obligations Fund - Class X	2.3%
Credicorp, Ltd.	2.2%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/
Pzena Emerging Markets Value Fund	PAGE 1	TSR-SAR-00770X683

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Emerging Markets Value Fund	PAGE 2	TSR-SAR-00770X683

Pzena Emerging Markets Value Fund
Institutional Class | PZIEX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$59	1.08%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,839,584,836
Number of Holdings	65
Net Advisory Fee	$12,072,883
Portfolio Turnover	12%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co., Ltd.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
China Overseas Land & Investment, Ltd.	2.7%
WH Group, Ltd.	2.7%
Alibaba Group Holding, Ltd.	2.6%
Galaxy Entertainment Group, Ltd.	2.6%
Haier Smart Home Co., Ltd. - Class H	2.6%
Tencent Holdings, Ltd.	2.4%
First American Government Obligations Fund - Class X	2.3%
Credicorp, Ltd.	2.2%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/
Pzena Emerging Markets Value Fund	PAGE 1	TSR-SAR-00770X675

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Emerging Markets Value Fund	PAGE 2	TSR-SAR-00770X675

Pzena Small Cap Value Fund
Investor Class | PZVSX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$69	1.31%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$46,490,909
Number of Holdings	49
Net Advisory Fee	$104,084
Portfolio Turnover	14%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Advance Auto Parts, Inc.	4.3%
Adient PLC	3.7%
Resideo Technologies, Inc.	3.6%
Spectrum Brands Holdings, Inc.	3.4%
MRC Global, Inc.	3.1%
TriMas Corp.	3.1%
American Woodmark Corp.	3.0%
Douglas Dynamics, Inc.	2.9%
Aebi Schmidt Holding AG	2.7%
Webster Financial Corp.	2.5%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/
Pzena Small Cap Value Fund	PAGE 1	TSR-SAR-00770X410

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Small Cap Value Fund	PAGE 2	TSR-SAR-00770X410

Pzena Small Cap Value Fund
Institutional Class | PZISX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$53	1.00%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$46,490,909
Number of Holdings	49
Net Advisory Fee	$104,084
Portfolio Turnover	14%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Advance Auto Parts, Inc.	4.3%
Adient PLC	3.7%
Resideo Technologies, Inc.	3.6%
Spectrum Brands Holdings, Inc.	3.4%
MRC Global, Inc.	3.1%
TriMas Corp.	3.1%
American Woodmark Corp.	3.0%
Douglas Dynamics, Inc.	2.9%
Aebi Schmidt Holding AG	2.7%
Webster Financial Corp.	2.5%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/
Pzena Small Cap Value Fund	PAGE 1	TSR-SAR-00770X394

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Small Cap Value Fund	PAGE 2	TSR-SAR-00770X394

Pzena International Small Cap Value Fund
Investor Class | PZVIX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$75	1.33%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$195,826,004
Number of Holdings	46
Net Advisory Fee	$636,674
Portfolio Turnover	14%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Origin Enterprises PLC	3.8%
WONIK IPS Co., Ltd.	3.5%
Signify N.V.	3.3%
Elders, Ltd.	3.1%
C&C Group PLC	2.9%
Nokian Renkaat Oyj	2.9%
Unicaja Banco S.A.	2.8%
Sabre Insurance Group PLC	2.8%
Permanent TSB Group Holdings PLC	2.8%
Aurubis AG	2.7%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/
Pzena International Small Cap Value Fund	PAGE 1	TSR-SAR-00770X352

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Small Cap Value Fund	PAGE 2	TSR-SAR-00770X352

Pzena International Small Cap Value Fund
Institutional Class | PZIIX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$58	1.03%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$195,826,004
Number of Holdings	46
Net Advisory Fee	$636,674
Portfolio Turnover	14%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Origin Enterprises PLC	3.8%
WONIK IPS Co., Ltd.	3.5%
Signify N.V.	3.3%
Elders, Ltd.	3.1%
C&C Group PLC	2.9%
Nokian Renkaat Oyj	2.9%
Unicaja Banco S.A.	2.8%
Sabre Insurance Group PLC	2.8%
Permanent TSB Group Holdings PLC	2.8%
Aurubis AG	2.7%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/
Pzena International Small Cap Value Fund	PAGE 1	TSR-SAR-00770X345

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Small Cap Value Fund	PAGE 2	TSR-SAR-00770X345

Pzena International Value Fund
Investor Class | PZVNX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$54	1.00%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$116,799,923
Number of Holdings	68
Net Advisory Fee	$263,969
Portfolio Turnover	11%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% Net Assets)
Daimler Truck Holding AG	2.9%
Rexel S.A.	2.7%
BASF SE	2.6%
Reckitt Benckiser Group PLC	2.5%
Bank of Ireland Group PLC	2.5%
Samsung Electronics Co., Ltd.	2.4%
Danske Bank A/S	2.3%
HSBC Holdings PLC	2.3%
ING Groep N.V.	2.3%
Galaxy Entertainment Group, Ltd.	2.3%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/
Pzena International Value Fund	PAGE 1	TSR-SAR-00770X287

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Value Fund	PAGE 2	TSR-SAR-00770X287

Pzena International Value Fund
Institutional Class | PZINX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$40	0.74%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$116,799,923
Number of Holdings	68
Net Advisory Fee	$263,969
Portfolio Turnover	11%
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% Net Assets)
Daimler Truck Holding AG	2.9%
Rexel S.A.	2.7%
BASF SE	2.6%
Reckitt Benckiser Group PLC	2.5%
Bank of Ireland Group PLC	2.5%
Samsung Electronics Co., Ltd.	2.4%
Danske Bank A/S	2.3%
HSBC Holdings PLC	2.3%
ING Groep N.V.	2.3%
Galaxy Entertainment Group, Ltd.	2.3%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/
Pzena International Value Fund	PAGE 1	TSR-SAR-00770X279

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Value Fund	PAGE 2	TSR-SAR-00770X279

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PZENA FUNDS
Pzena Mid Cap Value Fund
Pzena Emerging Markets Value Fund
Pzena Small Cap Value Fund
Pzena International Small Cap Value Fund
Pzena International Value Fund
Core Financial Statements
August 31, 2025

Pzena Mid Cap Value Fund
Schedule of Investments
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Basic Materials - 4.9%
FMC Corp.	39,811	$1,556,610
Huntsman Corp.	140,637	1,569,509
Olin Corp.	82,543	1,952,967
		5,079,086
Consumer Discretionary - 24.4%
Adient PLC(a)	125,523	3,112,970
Advance Auto Parts, Inc.	86,185	5,256,423
Delta Air Lines, Inc.	46,434	2,868,693
Dollar General Corp.	37,238	4,050,005
Lear Corp.	16,389	1,802,790
LKQ Corp.	51,391	1,676,374
Magna International, Inc.	67,036	3,076,952
Newell Brands, Inc.	227,305	1,345,646
PVH Corp.	25,312	2,134,308
		25,324,161
Consumer Staples - 2.5%
Tyson Foods, Inc. - Class A	46,004	2,612,107
Energy - 1.6%
NOV, Inc.	124,619	1,656,187
Financials - 19.4%
CNO Financial Group, Inc.	52,228	2,061,439
Comerica, Inc.	21,838	1,541,326
Corebridge Financial, Inc.	87,730	3,050,372
Equitable Holdings, Inc.	37,448	1,994,480
Fifth Third Bancorp	56,821	2,600,697
Globe Life, Inc.	18,406	2,575,920
KeyCorp	53,346	1,032,779
MetLife, Inc.	33,374	2,715,309
Voya Financial, Inc.	34,111	2,561,395
		20,133,717
Health Care - 18.5%
Baxter International, Inc.	162,931	4,022,766
Fresenius Medical Care AG & Co. KGaA - ADR	129,999	3,340,974
Henry Schein, Inc.(a)	36,914	2,568,476
Humana, Inc.	19,138	5,811,445
Universal Health Services, Inc. - Class B	18,968	3,444,210
		19,187,871

	Shares	Value
Industrials - 13.7%
Capital One Financial Corp.	13,819	$3,139,953
Dow, Inc.	95,139	2,343,274
Global Payments, Inc.	35,327	3,137,744
Oshkosh Corp.	23,775	3,313,522
Robert Half, Inc.	59,992	2,238,901
		14,173,394
Technology - 13.4%
Avnet, Inc.	56,410	3,078,294
Cognizant Technology Solutions Corp. - Class A	31,900	2,304,775
Concentrix Corp.	46,164	2,435,613
Skyworks Solutions, Inc.	40,723	3,051,782
SS&C Technologies Holdings, Inc.	23,117	2,049,553
TE Connectivity PLC	4,983	1,028,989
		13,949,006
TOTAL COMMON STOCKS (Cost $90,044,859)		102,115,529
SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
First American Government Obligations Fund - Class X, 4.22%(b)	1,511,019	1,511,019
TOTAL SHORT-TERM INVESTMENTS (Cost $1,511,019)		1,511,019
TOTAL INVESTMENTS - 99.9% (Cost $91,555,878)		103,626,548
Other Assets in Excess of Liabilities - 0.1%		97,783
TOTAL NET ASSETS - 100.0%		$103,724,331

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

Pzena Emerging Markets Value Fund
Schedule of Investments
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.3%
Brazil - 8.6%
Ambev S.A.	24,011,400	$54,693,654
B3 S.A. - Brasil, Bolsa, Balcao	10,340,900	24,832,579
Banco do Brasil S.A.	10,102,600	39,856,251
Natura Cosmeticos S.A.(a)	23,922,500	39,666,032
Neoenergia S.A.	5,704,950	28,683,371
Vale S.A.	5,622,100	57,726,110
		245,457,997
China - 23.4%
Alibaba Group Holding, Ltd.	5,028,800	74,636,926
Baidu, Inc. - ADR(a)	134,228	12,791,928
Baidu, Inc. - Class A(a)	5,150,650	59,068,451
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	27,747,745	45,748,622
China Merchants Bank Co., Ltd. - Class H	8,248,000	50,786,223
China Overseas Land & Investment, Ltd.	43,430,118	77,495,086
Haier Smart Home Co., Ltd. - Class H	21,698,000	73,036,434
Ping An Insurance Group Co. of China, Ltd. - Class H	5,912,000	42,697,146
Tencent Holdings, Ltd.	902,900	69,088,557
Weichai Power Co., Ltd. - Class H	26,693,000	55,813,726
Zhejiang Longsheng Group Co., Ltd. - Class A	13,845,905	20,498,792
Zhongsheng Group Holdings, Ltd.	17,941,000	36,984,397
ZTO Express Cayman, Inc.	1,139,000	20,543,057
ZTO Express Cayman, Inc. - ADR	1,378,959	25,097,054
		664,286,399
Hong Kong - 9.0%
Galaxy Entertainment Group, Ltd.	14,131,000	74,321,211
Man Wah Holdings, Ltd.	46,653,445	28,247,612
Pacific Basin Shipping, Ltd.	225,670,066	63,108,299
WH Group, Ltd.(b)	70,507,200	75,431,986
Yue Yuen Industrial (Holdings), Ltd.	7,769,500	13,704,140
		254,813,248
Hungary - 4.1%
MOL Hungarian Oil & Gas PLC	3,003,415	25,831,363
OTP Bank PLC	620,584	54,088,689
Richter Gedeon PLC	1,251,448	37,933,742
		117,853,794
India - 4.6%
HDFC Bank, Ltd.	4,371,564	47,152,933
UPL, Ltd.	6,131,162	49,741,810
WNS (Holdings), Ltd.(a)	429,028	32,370,163
		129,264,906
Indonesia - 2.2%
Bank Rakyat Indonesia Persero Tbk	252,843,300	62,099,173

	Shares	Value
Kazakhstan - 2.1%
Kaspi.Kz JSC - ADR	621,188	$58,366,824
Peru - 2.2%
Credicorp, Ltd.	247,531	63,664,973
Republic of Korea - 14.5%
DB Insurance Co., Ltd.	324,285	30,766,547
Hankook Tire & Technology Co., Ltd.	1,751,037	50,569,420
Hyundai Mobis Co., Ltd.	267,638	61,314,658
KB Financial Group, Inc.	549,820	42,791,242
Orion Corp.	540,018	41,873,001
Samsung Electronics Co., Ltd.	2,419,690	121,310,838
Shinhan Financial Group Co., Ltd.	954,930	44,853,033
WONIK IPS Co., Ltd.	646,815	18,912,447
		412,391,186
Romania - 0.4%
Banca Transilvania S.A.	1,942,250	12,313,835
Russia - 0.0%(c)
Sberbank of Russia PJSC - ADR(a)(d)	408,511	4,085
Saudi Arabia - 1.7%
Saudi Arabian Oil Co.(b)	7,516,878	47,478,815
Singapore - 1.6%
Wilmar International, Ltd.	19,829,300	45,589,927
Taiwan - 6.5%
Compal Electronics, Inc.	19,439,161	17,582,649
Hon Hai Precision Industry Co., Ltd.	6,810,132	45,334,790
Nien Made Enterprise Co., Ltd.	654,000	9,252,850
Taiwan Semiconductor Manufacturing Co., Ltd.	2,968,000	112,624,675
		184,794,964
Thailand - 3.9%
Bangkok Bank Public Co., Ltd.	5,287,900	25,382,573
Bangkok Bank Public Co., Ltd. - NVDR	4,268,000	20,486,927
Indorama Ventures PCL - NVDR	33,708,600	22,579,924
SCB X PCL	10,957,000	43,462,710
		111,912,134
Turkey - 1.1%
Akbank T.A.S.	17,961,980	29,792,943
United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC	3,625,099	14,942,757
United Kingdom - 1.2%
Standard Chartered PLC	1,020,804	19,123,001
Wizz Air Holdings PLC(a)	736,058	13,510,215
		32,633,216

The accompanying notes are an integral part of these financial statements.

2

Pzena Emerging Markets Value Fund
Schedule of Investments
August 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United States - 1.9%
Cognizant Technology Solutions Corp. - Class A	732,662	$52,934,830
Uruguay - 0.9%
Arcos Dorados Holdings, Inc. - Class A	3,641,568	25,490,976
Vietnam - 1.9%
Vietnam Dairy Products JSC	23,507,130	53,804,515
TOTAL COMMON STOCKS (Cost $2,264,957,038)		2,619,891,497
PREFERRED STOCKS - 4.9%
Brazil - 4.9%
Cia Energetica de Minas Gerais, 12.75%	29,180,263	59,847,566
Itau Unibanco Holding S.A., 7.48%	6,343,967	45,047,858
Petroleo Brasileiro S.A., 9.75%	6,226,300	35,783,267
TOTAL PREFERRED STOCKS (Cost $118,922,560)		140,678,691
SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
First American Government Obligations Fund - Class X, 4.22%(e)	65,753,636	65,753,636
TOTAL SHORT-TERM INVESTMENTS (Cost $65,753,636)		65,753,636
TOTAL INVESTMENTS - 99.5% (Cost $2,449,633,234)		2,826,323,824
Other Assets in Excess of Liabilities - 0.5%		13,261,012
TOTAL NET ASSETS - 100.0%		$2,839,584,836

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $122,910,801 or 4.3% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,085 or 0.0% of net assets as of August 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

Pzena Small Cap Value Fund
Schedule of Investments
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Basic Materials - 7.3%
Huntsman Corp.	62,421	$696,619
Koppers Holdings, Inc.	26,091	756,117
Olin Corp.	37,514	887,581
Orion S.A.	102,367	1,079,972
		3,420,289
Consumer Discretionary - 20.4%
Adient PLC(a)	69,979	1,735,479
Advance Auto Parts, Inc.	32,479	1,980,894
Dana, Inc.	9,857	198,717
Genesco, Inc.(a)	31,211	998,128
Haverty Furniture Cos., Inc.	31,830	717,767
Helen of Troy, Ltd.(a)	22,299	547,440
Hooker Furnishings Corp.	23,915	238,911
Malibu Boats, Inc. - Class A(a)	34,675	1,151,210
Newell Brands, Inc.	103,579	613,188
PVH Corp.	11,926	1,005,600
Samsonite Group SA - ADR	25,829	281,288
		9,468,622
Consumer Staples - 6.4%
Spectrum Brands Holdings, Inc.	28,073	1,599,880
Universal Corp.	7,870	440,327
USANA Health Sciences, Inc.(a)	28,739	917,061
		2,957,268
Energy - 5.1%
MRC Global, Inc.(a)	96,570	1,456,276
NOV, Inc.	67,581	898,151
		2,354,427
Financials - 20.5%
Associated Banc-Corp.	34,654	934,618
Bread Financial Holdings, Inc.	15,180	1,004,764
CNO Financial Group, Inc.	26,218	1,034,824
Columbia Banking System, Inc.	35,761	957,322
Globe Life, Inc.	7,330	1,025,834
Old National Bancorp of Indiana	50,767	1,162,057
Synovus Financial Corp.	13,612	702,515
Univest Financial Corp.	20,329	643,819
Webster Financial Corp.	18,748	1,166,501
WSFS Financial Corp.	15,506	903,845
		9,536,099
Health Care - 6.0%
Envista Holdings Corp.(a)	44,958	952,210
Teleflex, Inc.	7,191	909,014
Varex Imaging Corp.(a)	78,914	911,457
		2,772,681

	Shares	Value
Industrials - 24.6%
ABM Industries, Inc.	23,232	$1,142,318
Aebi Schmidt Holding AG	100,296	1,232,638
American Woodmark Corp.(a)	21,418	1,382,960
Douglas Dynamics, Inc.	39,720	1,337,373
Korn Ferry	15,112	1,120,404
Masterbrand, Inc.(a)	70,375	894,466
Resideo Technologies, Inc.(a)	49,293	1,678,427
Robert Half, Inc.	19,869	741,511
TriMas Corp.	37,199	1,438,485
TrueBlue, Inc.(a)	76,454	456,430
		11,425,012
Real Estate - 0.9%
Marcus & Millichap, Inc.	13,507	440,193
Technology - 6.6%
Avnet, Inc.	20,163	1,100,295
Concentrix Corp.	19,570	1,032,513
ScanSource, Inc.(a)	21,957	958,423
		3,091,231
TOTAL COMMON STOCKS (Cost $44,107,845)		45,465,822
REAL ESTATE INVESTMENT TRUSTS - 1.0%
DiamondRock Hospitality Co.	54,450	466,092
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $485,496)		466,092
SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 4.22%(b)	615,919	615,919
TOTAL SHORT-TERM INVESTMENTS (Cost $615,919)		615,919
TOTAL INVESTMENTS - 100.1% (Cost $45,209,260)		46,547,833
Liabilities in Excess of Other Assets - (0.1)%		(56,924)
TOTAL NET ASSETS - 100.0%		$46,490,909

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

Pzena International Small Cap Value Fund
Schedule of Investments
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Australia - 5.4%
Elders, Ltd.	1,252,719	$6,099,627
Perenti, Ltd.	2,918,493	4,507,620
		10,607,247
Belgium - 2.1%
Umicore S.A.	268,478	4,190,012
Canada - 6.0%
Linamar Corp.	76,941	4,200,704
Spin Master Corp.(b)	250,967	4,131,768
Transcontinental, Inc. - Class A	228,411	3,386,207
		11,718,679
Denmark - 1.9%
Solar A/S - Class B	107,719	3,663,395
Finland - 2.9%
Nokian Renkaat Oyj	599,078	5,634,951
France - 7.2%
Arkema S.A.	63,606	4,509,428
Beneteau SACA	483,483	4,723,005
Nexity S.A.(a)	403,373	4,072,568
Rexel S.A.	22,086	715,210
		14,020,211
Germany - 7.0%
Aurubis AG	45,754	5,192,201
Duerr AG	148,425	3,681,236
Hornbach Holding AG & Co. KGaA	39,941	4,859,628
		13,733,065
Hong Kong - 5.4%
Pacific Basin Shipping, Ltd.	5,286,426	1,478,341
VTech Holdings, Ltd.	614,416	4,953,633
Yue Yuen Industrial (Holdings), Ltd.	2,388,076	4,212,180
		10,644,154
Ireland - 9.8%
Bank of Ireland Group PLC	39,508	584,229
C&C Group PLC	2,462,875	5,705,630
Origin Enterprises PLC	1,684,366	7,488,085
Permanent TSB Group Holdings PLC(a)	2,013,907	5,489,668
		19,267,612
Italy - 4.3%
Ariston Holding N.V.	687,803	3,592,022
MARR SpA	429,611	4,860,183
		8,452,205
Japan - 14.1%
Fukuoka Financial Group, Inc.	163,037	4,952,517
Kanto Denka Kogyo Co., Ltd.	781,545	4,541,795
KH Neochem Co., Ltd.	252,474	4,825,963

	Shares	Value
Sawai Group Holdings Co., Ltd.	357,989	$4,565,148
Tokai Carbon Co., Ltd.	589,049	4,080,514
Toyota Boshoku Corp.	279,530	4,608,902
		27,574,839
Netherlands - 3.3%
Signify N.V.(b)	246,199	6,497,946
New Zealand - 2.4%
Fletcher Building Ltd.(a)	2,510,299	4,731,454
Republic of Korea - 3.5%
WONIK IPS Co., Ltd.	231,952	6,782,125
Spain - 2.9%
Unicaja Banco S.A.(b)	2,008,289	5,568,334
Switzerland - 0.3%
Barry Callebaut AG	468	631,681
United Kingdom - 16.3%
Ferrexpo PLC(a)	1,086,712	810,782
Hays PLC	3,596,767	3,033,523
Ibstock PLC	2,360,076	4,408,435
Pennon Group PLC	707,121	4,526,431
Sabre Insurance Group PLC(b)	2,832,091	5,496,827
Senior PLC	1,817,374	4,925,033
SThree PLC	1,157,901	3,051,803
Travis Perkins PLC(a)	360,158	2,898,847
Wizz Air Holdings PLC(a)	151,099	2,773,396
		31,925,077
United States - 2.5%
Samsonite Group SA(b)	2,281,800	4,970,171
TOTAL COMMON STOCKS (Cost $165,462,575)		190,613,158
SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
First American Government Obligations Fund - Class X, 4.22%(c)	4,667,264	4,667,264
TOTAL SHORT-TERM INVESTMENTS (Cost $4,667,264)		4,667,264
TOTAL INVESTMENTS - 99.7% (Cost $170,129,839)		195,280,422
Other Assets in Excess of Liabilities - 0.3%		545,582
TOTAL NET ASSETS - 100.0%		$195,826,004

The accompanying notes are an integral part of these financial statements.

5

Pzena International Small Cap Value Fund
Schedule of Investments
August 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $26,665,046 or 13.6% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

Pzena International Value Fund
Schedule of Investments
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Brazil - 1.0%
Ambev S.A.	254,800	$580,389
Banco do Brasil S.A.	151,600	598,084
		1,178,473
Canada - 1.7%
Magna International, Inc.	26,252	1,205,029
Magna International, Inc.(c)	16,876	774,608
		1,979,637
China - 5.2%
Alibaba Group Holding, Ltd.	149,500	2,218,863
Alibaba Group Holding, Ltd. - ADR	563	76,005
China Merchants Bank Co., Ltd. - Class H	103,000	634,212
China Overseas Land & Investment, Ltd.	652,500	1,164,297
Haier Smart Home Co., Ltd. - Class H	374,800	1,261,594
Weichai Power Co., Ltd. - Class H	355,000	742,287
		6,097,258
Denmark - 2.3%
Danske Bank A/S	66,553	2,735,884
Finland - 0.8%
Nokia Oyj - ADR	209,228	899,680
France - 12.8%
Accor S.A.	18,111	895,623
Amundi S.A.(a)	23,145	1,709,942
Arkema S.A.	27,557	1,953,688
Michelin SCA	68,252	2,469,711
Rexel S.A.	97,976	3,172,755
Sanofi	22,178	2,192,191
Teleperformance SE	33,074	2,550,672
		14,944,582
Germany - 13.8%
BASF SE	56,907	3,019,878
Bayer AG	53,703	1,762,938
Continental AG	28,981	2,542,877
Daimler Truck Holding AG	71,607	3,365,178
Evonik Industries AG	74,496	1,437,157
Fresenius Medical Care AG & Co. KGaA	47,232	2,419,703
Mercedes-Benz Group AG	24,353	1,519,979
		16,067,710
Hong Kong - 2.3%
Galaxy Entertainment Group, Ltd.	502,000	2,640,241
Indonesia - 1.0%
Bank Rakyat Indonesia Persero Tbk	4,579,900	1,124,839

	Shares	Value
Ireland - 3.8%
Bank of Ireland Group PLC	193,578	$2,862,555
Medtronic PLC	16,754	1,554,939
		4,417,494
Italy - 2.0%
Enel S.p.A.	253,650	2,339,549
Japan - 18.7%
Bridgestone Corp.	26,000	1,185,574
Daikin Industries, Ltd.	14,600	1,847,913
Fukuoka Financial Group, Inc.	26,200	795,868
Iida Group Holdings Co., Ltd.	32,000	505,515
Komatsu, Ltd.	54,300	1,861,545
Minebea Mitsumi, Inc.	124,100	2,151,303
Murata Manufacturing Co., Ltd.	150,400	2,489,012
Olympus Corp.	199,500	2,338,395
Resona Holdings, Inc.	121,200	1,232,990
Sumitomo Mitsui Financial Group, Inc.	24,000	661,100
Suntory Beverage & Food, Ltd.	63,000	1,954,884
T&D Holdings, Inc.	18,100	475,301
Takeda Pharmaceutical Co., Ltd.	32,000	962,689
TDK Corp.	194,000	2,555,776
Toray Industries, Inc.	118,700	802,319
		21,820,184
Luxembourg - 2.2%
ArcelorMittal S.A.	77,270	2,572,744
Netherlands - 5.1%
ING Groep N.V.	111,878	2,664,853
Koninklijke Philips N.V.	48,105	1,325,354
Randstad N.V.	40,901	1,932,673
		5,922,880
Norway - 2.1%
Equinor ASA	99,364	2,449,466
Republic of Korea - 3.0%
Samsung Electronics Co., Ltd.	55,655	2,790,256
Shinhan Financial Group Co., Ltd.	12,850	603,564
Shinhan Financial Group Co., Ltd. - ADR	3,710	175,223
		3,569,043
Spain - 0.5%
CaixaBank S.A.	64,674	645,401
Switzerland - 6.1%
Julius Baer Group, Ltd.	32,618	2,352,132
Roche Holding AG	6,961	2,264,511
UBS Group AG	62,908	2,545,724
		7,162,367

The accompanying notes are an integral part of these financial statements.

7

Pzena International Value Fund
Schedule of Investments
August 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United Kingdom - 13.9%
Barclays PLC	352,841	$1,718,756
GSK PLC	106,794	2,096,590
HSBC Holdings PLC	212,342	2,717,057
J Sainsbury PLC	576,174	2,331,610
NatWest Group PLC	78,674	542,953
Reckitt Benckiser Group PLC	39,568	2,957,465
Shell PLC	58,240	2,152,394
Standard Chartered PLC	31,128	583,129
Tesco PLC	204,097	1,166,056
		16,266,010
TOTAL COMMON STOCKS (Cost $94,595,532)		114,833,442
SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 4.22%(b)	1,484,185	1,484,185
TOTAL SHORT-TERM INVESTMENTS (Cost $1,484,185)		1,484,185
TOTAL INVESTMENTS - 99.6% (Cost $96,079,717)		116,317,627
Other Assets in Excess of Liabilities - 0.4%		482,296
TOTAL NET ASSETS - 100.0%		$116,799,923

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $1,709,942 or 1.5% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(c)	U.S. Traded Foreign Security.
The accompanying notes are an integral part of these financial statements.

8

Pzena Funds
Statements of Assets and Liabilities
August 31, 2025 (Unaudited)

	Pzena Mid Cap Value Fund	Pzena Emerging Markets Value Fund	Pzena Small Cap Value Fund
ASSETS:
Investments in securities, at value (cost $91,555,878, $2,449,633,234, and $45,209,260, respectively)	$103,626,548	$2,826,323,824	$46,547,833
Cash	—	3,222,006	—
Foreign currency, at value (cost $0, $4,195,578, and $0, respectively)	—	4,193,998	—
Receivables:
Fund shares sold	33,719	3,001,768	29,014
Securities sold	—	2,291,853	—
Dividends and interest	240,044	10,761,242	74,516
Dividend tax reclaim	53,480	—	—
Prepaid expenses	23,122	213,664	32,064
Total assets	103,976,913	2,850,008,355	46,683,427
LIABILITIES:
Payables:
Non-U.S. Taxes	—	4,105,795	—
Securities purchased	140,692	2,819,058	50,050
Due to Adviser (Note 4)	56,156	2,341,663	13,718
Audit fees	14,847	14,847	14,847
Administration fees	11,912	85,415	9,825
Trustee fees and expenses	7,207	8,198	8,453
Transfer agent fees and expenses	4,549	17,128	5,101
Legal fees	3,753	3,910	3,910
12b-1 distribution fees - Investor Class	3,480	50,133	1,483
Fund shares redeemed	3,191	752,202	80,865
Chief Compliance Officer fee	1,880	1,880	1,880
Custody fees	1,688	197,692	921
Fund accounting fees	306	629	354
Shareholder servicing fees - Investor Class	167	4,425	333
Shareholder reporting	43	20,544	778
Miscellaneous	2,711	—	—
Total liabilities	252,582	10,423,519	192,518
NET ASSETS	$103,724,331	$2,839,584,836	$46,490,909
NET ASSETS CONSIST OF:
Paid-in capital	$93,798,639	$2,315,361,235	$46,364,458
Total distributable earnings	9,925,692	524,223,601	126,451
Net assets	$103,724,331	$2,839,584,836	$46,490,909

The accompanying notes are an integral part of these financial statements.

9

Pzena Funds
Statements of Assets and Liabilities
August 31, 2025 (Unaudited)(Continued)

	Pzena Mid Cap Value Fund	Pzena Emerging Markets Value Fund	Pzena Small Cap Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class:
Net assets	$2,059,039	$52,787,698	$3,367,959
Shares outstanding [unlimited number of shares (par value $0.01) authorized]	160,703	3,643,330	236,428
Net asset value, offering and redemption price per share	$12.81	$14.49	$14.25
Institutional Class:
Net assets	$101,665,292	$2,786,797,138	$43,122,950
Shares outstanding [unlimited number of shares (par value $0.01) authorized]	8,064,739	191,179,194	2,995,047
Net asset value, offering and redemption price per share	$12.61	$14.58	$14.40

The accompanying notes are an integral part of these financial statements.

10

Pzena Funds
Statements of Assets and Liabilities
August 31, 2025 (Unaudited)(Continued)

	Pzena International Small Cap Value Fund	Pzena International Value Fund
ASSETS:
Investments in securities, at value (cost $170,129,839 and $96,079,717, respectively)	$195,280,422	$116,317,627
Foreign currency, at value (cost $4,514 and $84,341, respectively)	4,551	84,452
Receivables:
Fund shares sold	33,724	1,496
Securities sold	—	148,581
Dividends and interest	562,097	197,363
Dividend tax reclaim	165,977	213,851
Currency	33	—
Prepaid expenses	43,338	22,986
Total assets	196,090,142	116,986,356
LIABILITIES:
Payables:
Securities purchased	40,597	83,133
Due to Adviser (Note 4)	141,984	49,083
Audit fees	14,847	14,847
Administration fees	18,001	14,145
Trustee fees and expenses	7,207	8,506
Transfer agent fees and expenses	3,650	4,402
Legal fees	3,910	3,910
12b-1 distribution fees - Investor Class	6,333	1,738
Fund shares redeemed	15,900	242
Chief Compliance Officer fee	1,880	1,880
Fund accounting fees	2,682	677
Shareholder servicing fees - Investor Class	311	25
Miscellaneous	6,836	3,845
Total liabilities	264,138	186,433
NET ASSETS	$195,826,004	$116,799,923
NET ASSETS CONSIST OF:
Paid-in capital	$163,953,244	$89,692,850
Total distributable earnings	31,872,760	27,107,073
Net assets	$195,826,004	$116,799,923
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class:
Net assets	$6,011,562	$1,490,448
Shares outstanding [unlimited number of shares (par value $0.01) authorized]	453,015	118,884
Net asset value, offering and redemption price per share	$13.27	$12.54
Institutional Class:
Net assets	$189,814,442	$115,309,475
Shares outstanding [unlimited number of shares (par value $0.01) authorized]	14,246,011	9,178,334
Net asset value, offering and redemption price per share	$13.32	$12.56

The accompanying notes are an integral part of these financial statements.

11

Pzena Funds
Statements of Operations
For the Period Ended August 31, 2025 (Unaudited)

	Pzena Mid Cap Value Fund	Pzena Emerging Markets Value Fund	Pzena Small Cap Value Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld and issuance fees of $34,121, $6,608,531, and $991, respectively)	$1,446,965	$75,419,175	$535,996
Interest income	41,460	1,719,636	15,720
Total investment income	1,488,425	77,138,811	551,716
EXPENSES:
Investment advisory fees (Note 4)	455,713	12,388,478	225,860
Administration fees (Note 4)	40,196	293,664	36,876
Audit fees	20,347	20,347	20,347
Federal and state registration fees	16,589	75,653	11,612
Trustee fees and expenses	16,147	15,138	14,852
Transfer agent fees and expenses (Note 4)	14,675	65,604	15,055
Chief Compliance Officer fees (Note 4)	5,547	5,547	5,547
12b-1 distribution fees - Investor Class (Note 5)	4,639	59,598	4,022
Reports to shareholders	4,609	64,661	7,736
Custody fees (Note 4)	4,448	680,988	3,519
Legal fees	3,321	3,153	3,153
Interest expense (Note 8)	2,055	—	5,369
Shareholder servicing fees - Investor Class (Note 6)	1,855	23,525	973
Insurance expense	1,843	11,151	1,402
Fund accounting fees (Note 4)	743	1,753	938
Other expenses	4,575	69,015	7,294
Total expenses before advisory fee waiver	597,302	13,778,275	364,555
Advisory fee waiver (Note 4)	(78,130)	(315,595)	(121,776)
Net expenses	519,172	13,462,680	242,779
NET INVESTMENT INCOME	969,253	63,676,131	308,937
REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on transactions from:
Investments	(5,479,422)	65,960,026	(2,880,506)
Foreign currency	—	(206,951)	—
Non-U.S. Taxes	—	(2,084,521)	—
Net change in unrealized appreciation/(depreciation) from:
Investments	9,349,812	278,284,591	4,946,318
Foreign currency	6	337,897	—
Deferred non-U.S. Taxes	—	(4,105,795)	—
Net gain on investments and foreign currency	3,870,396	338,185,247	2,065,812
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,839,649	$401,861,378	$2,374,749

The accompanying notes are an integral part of these financial statements.

12

Pzena Funds
Statements of Operations
For the Period Ended August 31, 2025 (Unaudited)(Continued)

	Pzena International Small Cap Value Fund	Pzena International Value Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld and issuance fees of $369,161 and $394,852, respectively)	$3,655,332	$2,966,995
Interest income	124,220	69,312
Total investment income	3,779,552	3,036,307
EXPENSES:
Investment advisory fees (Note 4)	727,715	355,255
Administration fees (Note 4)	42,656	41,430
Audit fees	20,346	20,347
Federal and state registration fees	19,296	18,693
Trustee fees and expenses	16,147	14,826
Transfer agent fees and expenses (Note 4)	14,397	13,149
Chief Compliance Officer fees (Note 4)	5,546	5,547
12b-1 distribution fees - Investor Class (Note 5)	5,695	1,714
Reports to shareholders	4,568	2,765
Custody fees (Note 4)	19,000	13,966
Legal fees	3,153	3,153
Shareholder servicing fees - Investor Class (Note 6)	1,213	104
Insurance expense	1,474	1,593
Fund accounting fees (Note 4)	1,310	1,764
Other expenses	4,429	3,243
Total expenses before advisory fee waiver and expense reimbursement	886,945	497,549
Advisory fee waiver and expense reimbursement (Note 4)	(91,041)	(91,286)
Net expenses	795,904	406,263
NET INVESTMENT INCOME	2,983,648	2,630,044
REALIZED AND UNREALIZED GAIN:
Net realized gain on transactions from:
Investments	3,464,482	2,684,983
Foreign currency	25,864	2,385
Net change in unrealized appreciation/(depreciation) from:
Investments	25,252,122	9,388,568
Foreign currency	8,416	17,693
Net gain on investments and foreign currency	28,750,884	12,093,629
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,734,532	$14,723,673

The accompanying notes are an integral part of these financial statements.

13

Pzena Mid Cap Value Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$969,253	$1,954,754
Net realized gain/(loss) from investments	(5,479,422)	18,081,294
Change in unrealized appreciation/(depreciation) on:
Investments	9,349,812	(21,769,126)
Foreign currency	6	(8)
Net increase/(decrease) in net assets resulting from operations	4,839,649	(1,733,086)
DISTRIBUTIONS:
Net dividends and distributions to shareholders - Investor Class	—	(1,091,717)
Net dividends and distributions to shareholders - Institutional Class	—	(21,562,211)
Net decrease in net assets resulting from distributions paid	—	(22,653,928)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed - Investor Class	128,650	737,649
Proceeds from shares subscribed - Institutional Class	4,948,434	18,942,956
Net asset value of shares issued to shareholders in payment of distributions declared - Investor Class	—	996,839
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	—	12,116,221
Payments for shares redeemed - Investor Class	(3,686,886)	(2,605,426)
Payments for shares redeemed - Institutional Class	(37,749,564)	(17,583,164)
Net increase/(decrease) in net assets derived from capital share transactions	(36,359,366)	12,605,075
TOTAL DECREASE IN NET ASSETS	(31,519,717)	(11,781,939)
NET ASSETS:
Beginning of period	135,244,048	147,025,987
End of period	$103,724,331	$135,244,048
CHANGES IN SHARES OUTSTANDING:
Shares sold - Investor Class	10,890	52,362
Shares sold - Institutional Class	425,803	1,514,254
Shares issued in reinvestments of dividends and distributions - Investor Class	—	83,139
Shares issued in reinvestments of dividends and distributions - Institutional Class	—	1,030,291
Shares redeemed - Investor Class	(312,899)	(197,842)
Shares redeemed - Institutional Class	(3,325,501)	(1,299,054)
Net increase/(decrease) in shares outstanding	(3,201,707)	1,183,150

The accompanying notes are an integral part of these financial statements.

14

Pzena Emerging Markets Value Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$63,676,131	$67,707,451
Net realized gain/(loss) from:
Investments	65,960,026	106,793,145
Foreign currency	(206,951)	(2,010,513)
Non-U.S. Taxes	(2,084,521)	(7,857,597)
Change in unrealized appreciation/(depreciation) on:
Investments	278,284,591	13,945,662
Foreign currency	337,897	(208,289)
Deferred non-U.S. Taxes	(4,105,795)	(3,576,391)
Net increase in net assets resulting from operations	401,861,378	174,793,468
DISTRIBUTIONS:
Net dividends and distributions to shareholders - Investor Class	—	(2,951,017)
Net dividends and distributions to shareholders - Institutional Class	—	(138,217,242)
Net decrease in net assets resulting from distributions paid	—	(141,168,259)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed - Investor Class	13,223,662	16,959,682
Proceeds from shares subscribed - Institutional Class	545,580,751	918,399,856
Net asset value of shares issued to shareholders in payment of distributions declared - Investor Class	—	2,884,744
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	—	94,472,625
Payments for shares redeemed - Investor Class	(11,777,155)	(19,467,847)
Payments for shares redeemed - Institutional Class	(247,277,454)	(530,968,915)
Net increase in net assets derived from capital share transactions	299,749,804	482,280,145
TOTAL INCREASE IN NET ASSETS	701,611,182	515,905,354
NET ASSETS:
Beginning of period	2,137,973,654	1,622,068,300
End of period	$2,839,584,836	$2,137,973,654
CHANGES IN SHARES OUTSTANDING:
Shares sold - Investor Class	1,004,416	1,333,723
Shares sold - Institutional Class	41,470,975	72,468,038
Shares issued in reinvestments of dividends and distributions - Investor Class	—	242,619
Shares issued in reinvestments of dividends and distributions - Institutional Class	—	7,918,912
Shares redeemed - Investor Class	(892,781)	(1,544,524)
Shares redeemed - Institutional Class	(19,048,220)	(41,963,382)
Net increase in shares outstanding	22,534,390	38,455,386

The accompanying notes are an integral part of these financial statements.

15

Pzena Small Cap Value Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$308,937	$441,186
Net realized gain/(loss) from investments	(2,880,506)	5,400,443
Change in unrealized appreciation/(depreciation) on investments	4,946,318	(8,654,293)
Net increase/(decrease) in net assets resulting from operations	2,374,749	(2,812,664)
DISTRIBUTIONS:
Net dividends and distributions to shareholders - Investor Class	—	(311,220)
Net dividends and distributions to shareholders - Institutional Class	—	(3,811,100)
Net decrease in net assets resulting from distributions paid	—	(4,122,320)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed - Investor Class	118,528	852,224
Proceeds from shares subscribed - Institutional Class	6,729,672	26,851,205
Net asset value of shares issued to shareholders in payment of distributions declared - Investor Class	—	311,221
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	—	3,609,479
Payments for shares redeemed - Investor Class	(1,152,616)	(611,351)
Payments for shares redeemed - Institutional Class	(22,405,622)	(13,097,570)
Net increase/(decrease) in net assets derived from capital share transactions	(16,710,038)	17,915,208
TOTAL INCREASE/(DECREASE) IN NET ASSETS	(14,335,289)	10,980,224
NET ASSETS:
Beginning of period	60,826,198	49,845,974
End of period	$46,490,909	$60,826,198
CHANGES IN SHARES OUTSTANDING:
Shares sold - Investor Class	9,585	57,180
Shares sold - Institutional Class	544,193	1,814,176
Shares issued in reinvestments of dividends and distributions - Investor Class	—	22,634
Shares issued in reinvestments of dividends and distributions - Institutional Class	—	260,424
Shares redeemed - Investor Class	(99,265)	(42,499)
Shares redeemed - Institutional Class	(1,853,305)	(879,506)
Net increase/(decrease) in shares outstanding	(1,398,792)	1,232,409

The accompanying notes are an integral part of these financial statements.

16

Pzena International Small Cap Value Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$2,983,648	$785,485
Net realized gain/(loss) from:
Investments	3,464,482	2,027,353
Foreign currency	25,864	(14,381)
Change in unrealized appreciation/(depreciation) on:
Investments	25,252,122	(809,779)
Foreign currency	8,416	(4,313)
Net increase in net assets resulting from operations	31,734,532	1,984,365
DISTRIBUTIONS:
Net dividends and distributions to shareholders - Investor Class	—	(353,089)
Net dividends and distributions to shareholders - Institutional Class	—	(2,724,867)
Net decrease in net assets resulting from distributions paid	—	(3,077,956)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed - Investor Class	2,759,797	557,234
Proceeds from shares subscribed - Institutional Class	103,618,784	37,262,400
Net asset value of shares issued to shareholders in payment of distributions declared - Investor Class	—	246,020
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	—	2,557,372
Payments for shares redeemed - Investor Class	(1,032,043)	(836,669)
Payments for shares redeemed - Institutional Class	(5,401,804)	(752,775)
Net increase in net assets derived from capital share transactions	99,944,734	39,033,582
TOTAL INCREASE IN NET ASSETS	131,679,266	37,939,991
NET ASSETS:
Beginning of period	64,146,738	26,206,747
End of period	$195,826,004	$64,146,738
CHANGES IN SHARES OUTSTANDING:
Shares sold - Investor Class	221,362	48,245
Shares sold - Institutional Class	9,039,263	3,393,224
Shares issued in reinvestments of dividends and distributions - Investor Class	—	23,408
Shares issued in reinvestments of dividends and distributions - Institutional Class	—	242,866
Shares redeemed - Investor Class	(81,296)	(72,365)
Shares redeemed - Institutional Class	(427,527)	(66,891)
Net increase in shares outstanding	8,751,802	3,568,487

The accompanying notes are an integral part of these financial statements.

17

Pzena International Value Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$2,630,044	$2,826,580
Net realized gain/(loss) from:
Investments	2,684,983	4,414,843
Foreign currency	2,385	(19,108)
Change in unrealized appreciation/(depreciation) on:
Investments	9,388,568	7,245,750
Foreign Currency	17,693	(2,690)
Net increase in net assets resulting from operations	14,723,673	14,465,375
DISTRIBUTIONS:
Net dividends and distributions to shareholders - Investor Class	—	(66,518)
Net dividends and distributions to shareholders - Institutional Class	—	(5,518,005)
Net decrease in net assets resulting from distributions paid	—	(5,584,523)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed - Investor Class	119,160	3,000
Proceeds from shares subscribed - Institutional Class	3,945,788	11,947,550
Net asset value of shares issued to shareholders in payment of distributions declared - Investor Class	—	66,519
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	—	3,186,600
Payments for shares redeemed - Investor Class	(24,607)	(87,228)
Payments for shares redeemed - Institutional Class	(464,089)	(1,741,406)
Net increase in net assets derived from capital share transactions	3,576,252	13,375,035
TOTAL INCREASE IN NET ASSETS	18,299,925	22,255,887
NET ASSETS:
Beginning of period	98,499,998	76,244,111
End of period	$116,799,923	$98,499,998
CHANGES IN SHARES OUTSTANDING:
Shares sold - Investor Class	10,236	295
Shares sold - Institutional Class	357,734	1,063,276
Shares issued in reinvestments of dividends and distributions - Investor Class	—	6,685
Shares issued in reinvestments of dividends and distributions - Institutional Class	—	320,262
Shares redeemed - Investor Class	(2,147)	(8,266)
Shares redeemed - Institutional Class	(38,311)	(167,384)
Net increase in shares outstanding	327,512	1,214,868

The accompanying notes are an integral part of these financial statements.

18

Pzena Mid Cap Value Fund
Financial Highlights
Investor Class
For a share outstanding throughout each period

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$12.05	$14.56	$14.28	$16.12	$15.05	$10.86
Income from investment operations:
Net investment income(1)	0.08	0.15	0.15	0.17	0.12	0.16
Net realized and unrealized gain/(loss) on investments	0.68	(0.41)	1.40	(0.01)	2.44	4.32
Total from investment operations	0.76	(0.26)	1.55	0.16	2.56	4.48
Less distributions:
Dividends from net investment income	—	(0.15)	(0.15)	(0.15)	(0.24)	(0.05)
Dividends from net realized gain on investments	—	(2.10)	(1.12)	(1.85)	(1.25)	(0.24)
Total distributions	—	(2.25)	(1.27)	(2.00)	(1.49)	(0.29)
Net asset value, end of period	$12.81	$12.05	$14.56	$14.28	$16.12	$15.05
TOTAL RETURN	6.31%(2)	−1.69%	10.95%	1.96%	17.52%	41.53%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$2,059	$5,576	$7,645	$6,667	$11,934	$8,972
Ratio of expenses to average net assets:
Before fee waivers	1.39%(3)	1.31%	1.33%	1.32%	1.31%	1.40%
After fee waivers	1.25%(3)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before fee waivers	1.22%(3)	0.94%	1.03%	1.07%	0.63%	1.33%
After fee waivers	1.36%(3)	1.01%	1.12%	1.15%	0.70%	1.49%
Portfolio turnover rate(4)	16%(2)	35%	39%	35%	22%	45%

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

19

Pzena Mid Cap Value Fund
Financial Highlights
Institutional Class
For a share outstanding throughout each period

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.83	$14.34	$14.07	$15.92	$14.87	$10.72
Income from investment operations:
Net investment income(1)	0.10	0.19	0.20	0.22	0.17	0.20
Net realized and unrealized gain/(loss) on investments	0.68	(0.40)	1.38	—	2.42	4.27
Total from investment operations	0.78	(0.21)	1.58	0.22	2.59	4.47
LESS DISTRIBUTIONS:
Dividends from net investment income	—	(0.20)	(0.19)	(0.22)	(0.29)	(0.08)
Dividends from net realized gain on investments	—	(2.10)	(1.12)	(1.85)	(1.25)	(0.24)
Total distributions	—	(2.30)	(1.31)	(2.07)	(1.54)	(0.32)
Net asset value, end of period	$12.61	$11.83	$14.34	$14.07	$15.92	$14.87
Total return	6.59%(2)	−1.33%	11.37%	2.37%	17.99%	42.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$101,665	$129,668	$139,381	$128,225	$123,926	$108,895
Ratio of expenses to average net assets:
Before fee waivers	1.04%(3)	0.97%	0.99%	0.98%	0.97%	1.06%
After fee waivers	0.90%(3)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fee waivers	1.57%(3)	1.28%	1.37%	1.42%	0.97%	1.67%
After fee waivers	1.71%(3)	1.35%	1.46%	1.50%	1.04%	1.83%
Portfolio turnover rate(4)	16%(2)	35%	39%	35%	22%	45%

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

20

Pzena Emerging Markets Value Fund
Financial Highlights
Investor Class
For a share outstanding throughout each period

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$12.36	$12.07	$11.00	$11.59	$11.84	$8.96
Income from investment operations:
Net investment income(1)	0.32	0.39	0.27	0.29	0.20	0.14
Net realized and unrealized gain/(loss) on investments	1.81	0.73	1.47	(0.69)	(0.16)	2.86
Total from investment operations	2.13	1.12	1.74	(0.40)	0.04	3.00
LESS DISTRIBUTIONS:
Dividends from net investment income	—	(0.50)	(0.38)	(0.16)	(0.21)	(0.09)
Dividends from net realized gain on investments	—	(0.33)	(0.29)	(0.03)	(0.08)	(0.03)
Total distributions	—	(0.83)	(0.67)	(0.19)	(0.29)	(0.12)
Redemption fees retained	—	—	—	—	—	0.00(1)(2)
Net asset value, end of period	$14.49	$12.36	$12.07	$11.00	$11.59	$11.84
Total return	17.23%(3)	9.57%	15.92%	−3.39%	0.31%	33.63%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$52,788	$43,642	$42,250	$36,800	$22,332	$17,996
Ratio of expenses to average net assets:
Before fee waivers	1.46%(4)	1.47%	1.50%	1.50%	1.50%	1.56%
After fee waivers	1.43%(4)	1.42%	1.43%	1.43%	1.43%	1.43%
Ratio of net investment income to average net assets:
Before fee waivers	4.77%(4)	3.02%	2.20%	2.61%	1.57%	1.32%
After fee waivers	4.80%(4)	3.07%	2.27%	2.68%	1.64%	1.45%
Portfolio turnover rate(5)	12%(3)	22%	38%	15%	10%	43%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

21

Pzena Emerging Markets Value Fund
Financial Highlights
Institutional Class
For a share outstanding throughout each period

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$12.41	$12.12	$11.04	$11.63	$11.87	$8.98
Income from investment operations:
Net investment income(1)	0.35	0.44	0.31	0.33	0.24	0.17
Net realized and unrealized gain/(loss) on investments	1.82	0.72	1.48	(0.70)	(0.15)	2.86
Total from investment operations	2.17	1.16	1.79	(0.37)	0.09	3.03
LESS DISTRIBUTIONS:
Dividends from net investment income	—	(0.54)	(0.42)	(0.19)	(0.25)	(0.11)
Dividends from net realized gain on investments	—	(0.33)	(0.29)	(0.03)	(0.08)	(0.03)
Total distributions	—	(0.87)	(0.71)	(0.22)	(0.33)	(0.14)
Redemption fees retained	—	—	—	—	—	0.00(1)(2)
Net asset value, end of period	$14.58	$12.41	$12.12	$11.04	$11.63	$11.87
Total return	17.49%(3)	9.92%	16.32%	−3.11%	0.74%	33.96%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$2,786,797	$2,094,332	$1,579,818	$1,014,109	$537,475	$403,412
Ratio of expenses to average net assets:
Before fee waivers	1.11%(4)	1.13%	1.15%	1.15%	1.15%	1.21%
After fee waivers	1.08%(4)	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets:
Before fee waivers	5.12%(4)	3.36%	2.55%	2.96%	1.92%	1.67%
After fee waivers	5.15%(4)	3.41%	2.62%	3.03%	1.99%	1.80%
Portfolio turnover rate(5)	12%(3)	22%	38%	15%	10%	43%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

22

Pzena Small Cap Value Fund
Financial Highlights
Investor Class
For a share outstanding throughout each period

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$13.03	$14.56	$12.90	$14.20	$13.07	$9.57
Income from investment operations:
Net investment income(1)	0.06	0.07	0.10	0.06	0.01	0.11
Net realized and unrealized gain/(loss) on investments	1.16	(0.62)	1.63	0.66	1.31	3.55
Total from investment operations	1.22	(0.55)	1.73	0.72	1.32	3.66
LESS DISTRIBUTIONS:
Dividends from net investment income	—	(0.19)	(0.02)	(0.08)	(0.09)	—
Dividends from net realized gain on investments	—	(0.79)	(0.05)	(1.94)	(0.10)	(0.16)
Total distributions	—	(0.98)	(0.07)	(2.02)	(0.19)	(0.16)
Net asset value, end of period	$14.25	$13.03	$14.56	$12.90	$14.20	$13.07
Total return	9.36%(2)	−4.15%	13.38%	6.34%	10.04%	38.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$3,368	$4,248	$4,204	$4,132	$3,663	$2,409
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	1.82%(3)	1.70%	1.77%	1.49%	1.48%	1.69%
After fee waivers and expense reimbursement	1.31%(3)	1.31%	1.31%	1.34%	1.41%	1.38%
Ratio of net investment income to average net assets:
Before fee waivers and expense reimbursement	0.50%(3)	0.11%	0.29%	0.31%	0.00%	0.90%
After fee waivers and expense reimbursement	1.01%(3)	0.50%	0.75%	0.46%	0.07%	1.21%
Portfolio turnover rate(4)	14%(2)	30%	25%	28%	10%	26%

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

23

Pzena Small Cap Value Fund
Financial Highlights
Institutional Class
For a share outstanding throughout each period

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$13.14	$14.68	$12.97	$14.28	$13.14	$9.60
Income from investment operations:
Net investment income(1)	0.08	0.12	0.13	0.10	0.05	0.14
Net realized and unrealized gain/(loss) on investments	1.18	(0.64)	1.65	0.65	1.31	3.57
Total from investment operations	1.26	(0.52)	1.78	0.75	1.36	3.71
LESS DISTRIBUTIONS:
Dividends from net investment income	—	(0.23)	(0.02)	(0.12)	(0.12)	(0.01)
Dividends from net realized gain on investments	—	(0.79)	(0.05)	(1.94)	(0.10)	(0.16)
Total distributions	—	(1.02)	(0.07)	(2.06)	(0.22)	(0.17)
Redemption fees retained	—	—	—	—	—	0.00(1)(2)
Net asset value, end of period	$14.40	$13.14	$14.68	$12.97	$14.28	$13.14
Total return	9.59%(3)	−3.90%	13.74%	6.50%	10.36%	38.87%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$43,123	$56,578	$45,642	$91,814	$118,998	$70,012
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	1.51%(4)	1.39%	1.46%	1.18%	1.17%	1.41%
After fee waivers and expense reimbursement	1.00%(4)	1.00%	1.00%	1.03%	1.10%	1.10%
Ratio of net investment income to average net assets:
Before fee waivers and expense reimbursement	0.81%(4)	0.42%	0.60%	0.62%	0.31%	1.18%
After fee waivers and expense reimbursement	1.32%(4)	0.81%	1.06%	0.77%	0.38%	1.49%
Portfolio turnover rate(5)	14%(3)	30%	25%	28%	10%	26%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

24

Pzena International Small Cap Value Fund
Financial Highlights
Investor Class
For a share outstanding throughout each period

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.76	$10.99	$10.62	$10.05	$9.48	$7.48
Income from investment operations:
Net investment income(1)	0.22	0.27	0.19	0.18	0.05	0.09
Net realized and unrealized gain on investments	2.29	0.66	0.65	0.83	0.61	2.01
Total from investment operations	2.51	0.93	0.84	1.01	0.66	2.10
LESS DISTRIBUTIONS:
Dividends from net investment income	—	(0.37)	(0.17)	(0.16)	(0.07)	(0.09)
Dividends from net realized gain on investments	—	(0.79)	(0.30)	(0.28)	(0.02)	(0.01)
Total distributions	—	(1.16)	(0.47)	(0.44)	(0.09)	(0.10)
Net asset value, end of period	$13.27	$10.76	$10.99	$10.62	$10.05	$9.48
Total return	23.21%(2)	8.66%	7.87%	10.51%	6.93%	28.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$6,012	$3,367	$3,448	$1,589	$1,538	$1,254
Ratio of expenses to average net assets:
Before expense reimbursement	1.45%(3)	2.13%	2.38%	2.79%	3.16%	8.18%
After expense reimbursement	1.33%(3)	1.44%	1.46%	1.45%	1.45%	1.42%
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	3.48%(3)	1.65%	0.83%	0.53%	(1.25)%	(5.56)%
After expense reimbursement	3.60%(3)	2.34%	1.75%	1.87%	0.46%	1.20%
Portfolio turnover rate(4)	14%(2)	39%	43%	26%	22%	32%

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

25

Pzena International Small Cap Value Fund
Financial Highlights
Institutional Class
For a share outstanding throughout each period

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.79	$11.02	$10.64	$10.07	$9.49	$7.49
Income from investment operations:
Net investment income(1)	0.24	0.31	0.22	0.20	0.08	0.10
Net realized and unrealized gain on investments	2.29	0.65	0.65	0.83	0.61	2.01
Total from investment operations	2.53	0.96	0.87	1.03	0.69	2.11
LESS DISTRIBUTIONS:
Dividends from net investment income	—	(0.40)	(0.19)	(0.18)	(0.09)	(0.10)
Dividends from net realized gain on investments	—	(0.79)	(0.30)	(0.28)	(0.02)	(0.01)
Total distributions	—	(1.19)	(0.49)	(0.46)	(0.11)	(0.11)
Net asset value, end of period	$13.32	$10.79	$11.02	$10.64	$10.07	$9.49
Total return	23.33%(2)	8.99%	8.18%	10.73%	7.32%	28.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$189,814	$60,780	$22,759	$16,424	$13,919	$2,107
Ratio of expenses to average net assets:
Before expense reimbursement	1.15%(3)	1.85%	2.09%	2.51%	2.88%	7.93%
After expense reimbursement	1.03%(3)	1.16%	1.17%	1.17%	1.17%	1.17%
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	3.78%(3)	1.93%	1.12%	0.81%	(0.97)%	(5.31)%
After expense reimbursement	3.90%(3)	2.62%	2.04%	2.15%	0.74%	1.45%
Portfolio turnover rate(4)	14%(2)	39%	43%	26%	22%	32%

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

26

Pzena International Value Fund
Financial Highlights
Investor Class
For a share outstanding throughout each period

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	For the Period June 28, 2021(1) through February 28, 2022
PER SHARE DATA:
Net asset value, beginning of period	$10.97	$9.82	$9.48	$9.62	$10.00
Income from investment operations:
Net investment income(2)	0.27	0.32	0.21	0.21	0.03
Net realized and unrealized gain/(loss) on investments	1.30	1.45	0.30	(0.19)	(0.37)
Total from investment operations	1.57	1.77	0.51	0.02	(0.34)
LESS DISTRIBUTIONS:
Dividends from net investment income	—	(0.30)	(0.17)	(0.16)	(0.04)
Dividends from net realized gain on investments	—	(0.32)	—	(0.00)(3)	—
Total distributions	—	(0.62)	(0.17)	(0.16)	(0.04)
Net asset value, end of period	$12.54	$ 10.97	$9.82	$9.48	$9.62
Total return	14.31% (4)	18.67%	5.41%	0.33%	−3.43%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$1,490	$ 1,216	$ 1,101	$969	$966
Ratio of expenses to average net assets:
Before expense reimbursement	1.17% (5)	1.24%	1.36%	1.73%	2.83%(5)
After expense reimbursement	1.00% (5)	0.99%	0.99%	0.99%	0.99% (5)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	4.38% (5)	2.70%	1.83%	1.69%	(1.34)%(5)
After expense reimbursement	4.55% (5)	2.95%	2.20%	2.43%	0.50%(5)
Portfolio turnover rate(6)	11% (4)	21%	16%	19%	4%(4)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Amount is less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

27

Pzena International Value Fund
Financial Highlights
Institutional Class
For a share outstanding throughout each period

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	June 28, 2021(1) through February 28, 2022
PER SHARE DATA:
Net asset value, beginning of period	$10.98	$9.83	$9.48	$9.62	$10.00
Income from investment operations:
Net investment income(2)	0.28	0.34	0.24	0.23	0.05
Net realized and unrealized gain/(loss) on investments	1.30	1.46	0.31	(0.19)	(0.38)
Total from investment operations	1.58	1.80	0.55	0.04	(0.33)
LESS DISTRIBUTIONS:
Dividends from net investment income	—	(0.33)	(0.20)	(0.18)	(0.05)
Dividends from net realized gain on investments	—	(0.32)	—	(0.00)(3)	—
Total distributions	—	(0.65)	(0.20)	(0.18)	(0.05)
Net asset value, end of period	$12.56	$10.98	$9.83	$9.48	$9.62
Total return	14.39%(4)	18.97%	5.75%	0.53%	−3.29%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$115,310	$97,284	$75,143	$42,424	$23,612
Ratio of expenses to average net assets:
Before expense reimbursement	0.91%(5)	0.99%	1.11%	1.48%	2.58%(5)
After expense reimbursement	0.74%(5)	0.74%	0.74%	0.74%	0.74%(5)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	4.64%(5)	2.95%	2.08%	1.94%	(1.09)%(5)
After expense reimbursement	4.81%(5)	3.20%	2.45%	2.68%	0.75%(5)
Portfolio turnover rate(6)	11%(4)	21%	16%	19%	4%(4)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Amount is less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

28

Pzena Funds
Notes to Financial Statements
August 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Pzena Mid Cap Value Fund (the “Mid Cap Value Fund”), Pzena Emerging Markets Value Fund (the “Emerging Markets Value Fund”), Pzena Small Cap Value Fund (the “Small Cap Value Fund”), Pzena International Small Cap Value Fund (the “International Small Cap Value Fund”), and Pzena International Value Fund (the “International Value Fund”) (collectively, the “Funds”), are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The primary investment objective for each Fund is to achieve long-term capital appreciation. Currently, each Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective distribution and shareholder servicing expenses and sales charges, if any. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.
The Mid Cap Value Fund and Emerging Markets Value Fund commenced operations on March 31, 2014. The Small Cap Value Fund commenced operations on April 27, 2016, the International Small Cap Value Fund commenced operations on July 2, 2018, and the International Value Fund commenced operations on June 28, 2021.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Security Transactions, Income and Distributions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

29

Pzena Funds
Notes to Financial Statements
August 31, 2025 (Unaudited)(Continued)
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.
The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
REITs – The Funds can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of each Fund’s distributions may also be designated as a return of capital.
Derivatives – The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the six months ended August 31, 2025, the Funds did not enter into derivatives transactions.
Events Subsequent to the Fiscal Period End – In preparing the financial statements as August 31, 2025, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.
Accounting Pronouncements – During the reporting period, the Funds adopted FASB Accounting Standards
Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU
2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Management Committee of the Trust’s adviser acts as the CODM. This committee is composed of the Executive Committee, which includes the Chief Executive Officer, Chief Financial Officer and Treasurer, Chief Operating Officer, Co-Chief Investment Officer, and President. Each Fund within the Trust represents a single operating

30

Pzena Funds
Notes to Financial Statements
August 31, 2025 (Unaudited)(Continued)
segment, as the CODM monitors the operating results of each fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of a fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the advisor, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and peers to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis:
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and REITs, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Participatory Notes – Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in Level 2 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are valued at their net asset value per share provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

31

Pzena Funds
Notes to Financial Statements
August 31, 2025 (Unaudited)(Continued)
Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees (“Board”) as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Board.
The Board has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Pzena Investment Management, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2025:
Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$102,115,529	$—	$—	$102,115,529
Short-Term Investment	1,511,019	—	—	1,511,019
Total Assets	$103,626,548	$—	$—	$103,626,548

Emerging Markets Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,619,887,412	$—	$4,085	$2,619,891,497
Preferred Stocks	140,678,691	—	—	140,678,691
Short-Term Investment	65,753,636	—	—	65,753,636
Total Assets	$2,826,319,739	$—	$4,085	$2,826,323,824

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$45,184,534	$281,288	$—	$45,465,822
Real Estate Investment Trust	466,092	—	—	466,092
Short-Term Investment	615,919	—	—	615,919
Total Assets	$46,266,545	$281,288	$—	$46,547,833

International Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$190,613,158	$—	$—	$190,613,158
Short-Term Investment	4,667,264	—	—	4,667,264
Total Assets	$195,280,422	$—	$—	$195,280,422

32

Pzena Funds
Notes to Financial Statements
August 31, 2025 (Unaudited)(Continued)
International Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$114,833,442	$—	$—	$114,833,442
Short-Term Investment	1,484,185	—	—	1,484,185
Total Assets	$116,317,627	$—	$—	$116,317,627

Refer to the Funds’ schedule of investments for a detailed break-out of securities.
Pzena Emerging Markets Value Fund
Level 3 Reconciliation Disclosure

Common Stocks
Balance as of February 28, 2025	$4,085
Balance as of August 31, 2025	$4,085
Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at August 31, 2025	$—

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to each Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly management fee, based upon the average daily net assets of the Funds at the annual rates of:

Mid Cap Value Fund	0.80%
Emerging Markets Value Fund	1.00%
Small Cap Value Fund	0.95%
International Small Cap Value Fund	0.95%
International Value Fund	0.65%

For the six months ended August 31, 2025, the Funds incurred the following in advisory fees:

Advisory Fees
Mid Cap Value Fund	$455,713
Emerging Markets Value Fund	12,388,478
Small Cap Value Fund	225,860
International Small Cap Value Fund	727,715
International Value Fund	355,255

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to waive a portion or all of its management fees and pay expenses of the Funds to ensure that the net annual operating expenses (excluding acquired fund fees, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and other class-specific expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

33

Pzena Funds
Notes to Financial Statements
August 31, 2025 (Unaudited)(Continued)

Mid Cap Value Fund	Emerging Markets Value Fund	Small Cap Value Fund	International Small Cap Value Fund	International Value Fund
0.90%	1.08%	1.00%	1.03%	0.74%

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Funds to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended August 31, 2025, the Adviser reduced its fees and reduced other operating expenses in the amount of $78,130 for the Mid Cap Value Fund, $315,595 for the Emerging Markets Value Fund, $121,776 for the Small Cap Value Fund, $91,041 for the International Small Cap Value Fund, and $91,286 for the International Value Fund. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	2/28/2026	2/28/2027	2/29/2028	8/31/2028	Total
Mid Cap Value Fund	$51,849	$116,009	$102,504	$78,130	$348,492
Emerging Markets Value Fund	289,191	858,787	944,957	315,595	2,408,530
Small Cap Value Fund	101,913	243,889	221,715	121,776	689,293
International Small Cap Value Fund	101,832	205,550	208,537	91,041	606,960
International Value Fund	114,835	207,618	216,938	91,286	630,677

U.S. Bancorp Fund Services, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant, and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.
The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended August 31, 2025 are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – 12b-1 DISTRIBUTION FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended August 31, 2025, the 12b-1 distribution fees incurred under the Plan by each of the Fund’s Investor Class shares are disclosed in the statements of operations.
NOTE 6 – SHAREHOLDER SERVICING FEES
The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Investor Class shares. Payments to the Adviser under the Agreement

34

Pzena Funds
Notes to Financial Statements
August 31, 2025 (Unaudited)(Continued)
may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of each Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended August 31, 2025, the shareholder servicing fees incurred under the Agreement by each of the Fund’s Investor Class shares are disclosed in the statements of operations.
NOTE 7 – PURCHASES AND SALES OF SECURITIES
For the six months ended August 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Mid Cap Value Fund	$17,843,086	$51,531,137
Emerging Markets Value Fund	596,748,829	262,081,752
Small Cap Value Fund	6,687,718	21,244,409
International Small Cap Value Fund	127,574,777	19,548,753
International Value Fund	18,325,483	11,701,410

There were no purchases or sales of long-term U.S. Government securities.
NOTE 8 – LINE OF CREDIT
The Funds have a secured line of credit in the amount of $100,000,000 or 10% of the market value or 33% of the fair value of the unencumbered assets of each Fund. The line of credit matures on March 19, 2026. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian. During the six months ended August 31, 2025, the Emerging Markets Fund, International Small Cap Value Fund, and International Value Fund did not draw upon the line of credit. During the six months ended August 31, 2025, the Mid Cap Value Fund had an average daily outstanding balance of $3,288,667, a weighted average interest rate of 7.50%, incurred interest expense of $2,055 and had a maximum amount outstanding of $4,782,000. The Small Cap Value Fund had an average daily outstanding balance of $1,356,474, a weighted average interest rate of 7.50%, incurred interest expense of $5,369 and had a maximum amount outstanding of $6,561,000. At August 31, 2025, the Funds had no outstanding loan amounts.

35

Pzena Funds
Notes to Financial Statements
August 31, 2025 (Unaudited)(Continued)
NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of February 28, 2025, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Mid Cap Value Fund	Emerging Markets Value Fund	Small Cap Value Fund	International Small Cap Value Fund	International Value Fund
Cost of investments(a)	$134,096,775	$2,049,734,375	$64,816,778	$70,343,965	$87,579,717
Gross unrealized appreciation	24,022,233	289,712,073	6,272,706	3,676,289	16,794,779
Gross unrealized depreciation	(23,073,985)	(200,653,703)	(10,274,524)	(3,777,828)	(6,060,240)
Net unrealized appreciation/ (depreciation)(a)	948,248	89,058,370	(4,001,818)	(101,539)	10,734,539
Net unrealized depreciation on foreign currency	(14)	(139,269)	—	(4,322)	(2,294)
Undistributed ordinary income	207,557	—	47,761	—	23,764
Undistributed long-term capital gains	3,930,252	33,443,122	1,705,759	244,089	1,627,391
Total distributable earnings	4,137,809	33,443,122	1,753,520	244,089	1,651,155
Total accumulated earnings/ (losses)	$5,086,043	$122,362,223	$(2,248,298)	$138,228	$12,383,400

(a)
The difference between the book basis and tax basis net unrealized appreciation/(depreciation) and cost is attributable primarily to the tax deferral of losses on wash sales adjustments and passive foreign investment companies.

The tax character of distributions paid during the six months ended August 31, 2025 and the year ended February 28, 2025 was as follows:

	Six Months Ended August 31, 2025	Year Ended February 28, 2025
Mid Cap Value Fund
Ordinary income	$—	$3,614,367
Long-term capital gains	—	19,039,561
Emerging Markets Value Fund
Ordinary income	$—	$79,046,110
Long-term capital gains	—	62,122,149
Small Cap Value Fund
Ordinary income	$—	$979,195
Long-term capital gains	—	3,143,125
International Small Cap Value Fund
Ordinary income	$—	$1,151,319
Long-term capital gains	—	1,926,637
International Value Fund
Ordinary income	$—	$2,942,125
Long-term capital gains	—	2,642,398

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

36

Pzena Funds
Notes to Financial Statements
August 31, 2025 (Unaudited)(Continued)
NOTE 10 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to all Funds, unless specifically noted.
•
Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Funds own and the Funds’ share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

•
Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Funds’ portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain

37

Pzena Funds
Notes to Financial Statements
August 31, 2025 (Unaudited)(Continued)
securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•
Management Risk. Each Fund is an actively managed investment portfolio and each Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that its decisions will produce the desired results.

•
Mid Cap Company Risk (Mid Cap Value Fund). A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

•
Small Cap Company Risk (Small Cap Value Fund and International Small Cap Value Fund). Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

•
Value Style Investing Risk. The Funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

38

Pzena Funds
Additional Information
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within ﬁnancial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory agreement was not approved during the period covered by this report.

39

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable, investment advisory agreement was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	11/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	11/6/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	11/6/2025

* Print the name and title of each signing officer under his or her signature